Lease obligations - Schedule of maturity analysis of operating lease payments (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments payable	$ 235,756
Less: impact of present value	(32,887)
Balance - December 31, 2019	202,869	$ 243,818
Less than one year
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments payable	56,206
One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments payable	59,642
Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments payable	59,954
Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments payable	59,954
Therafter
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments payable	$ 0